SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - Jun. 30, 2015 - USD ($)	Total
Income (Loss) Attributable to Parent, Total	$ 6,992
Working Capital Deficit	6,892
Cash, FDIC Insured Amount	$ 250,000